Capital and financial risk management - Trade and other receivables and other non-current assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 4,258	£ 2,727
Total assets	34,315	34,055
Trade and other receivables, loans from related parties and other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,796	1,595
Non-financial assets	330	375
Total assets	2,126	1,970
Trade and other receivables
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,780	1,567
Non-financial assets	275	289
Total assets	2,055	1,856
Other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	16	28
Non-financial assets	55	86
Total assets	£ 71	£ 114